Share-Based Compensation - Summary of Changes in Nonvested Restricted Stock Awards (Detail) - Restricted Stock - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested, beginning	261,429
Number of shares, Granted	48,492	283,492
Number of shares, Vested	(214,629)
Number of shares, Forfeited		(22,063)
Number of shares, Nonvested, ending	95,292	261,429
Weighted-Average Grant-Date Fair Value, beginning	$ 8.92
Weighted-Average Grant-Date Fair Value, Granted	13.92	$ 9.01
Weighted-Average Grant-Date Fair Value, Vested	(9.16)
Weighted-Average Grant-Date Fair Value, Forfeited		10.00
Weighted-Average Grant-Date Fair Value, ending	$ 10.93	$ 8.92